Annual Fund Operating Expenses	12 Months Ended
	Dec. 31, 2010
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.04%	[1]
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Plus Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.02%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.02%
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.005%
Total Annual Fund Operating Expenses	0.045%	[1]
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.02%
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.005%
Total Annual Fund Operating Expenses	0.025%

[1]	The Total Annual Fund Operating Expenses in this table have been restated to reflect current operating expenses for the Fund.